Commitments and contingencies (Details)	Dec. 31, 2017 USD ($)
Operating Leased Assets [Line Items]
2018	$ 120,784
2019	618
2020 and therafter	0
Operating Leases, Future Minimum Payments Due, Total	$ 121,402